Condensed Consolidating Financial Information (Condensed Consolidating Statement of Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Service revenue									$ 62,570	$ 55,842	$ 37,937
Management fee revenue									0
Revenue	15,937	16,544	15,211	14,878	15,042	14,339	14,333	12,128	62,570	55,842	37,937
Programming and production									19,929	16,598	8,537
Other operating and administrative									17,857	16,656	12,395
Advertising, marketing and promotion									4,807	4,231	2,409
Depreciation									6,150	6,040	5,539
Amortization									1,648	1,596	1,077
Costs and expenses, total									50,391	45,121	29,957
Operating income (loss)	3,294	3,048	3,079	2,758	2,918	2,641	2,938	2,224	12,179	10,721	7,980
Interest expense									(2,521)	(2,505)	(2,156)
Investment income (loss), net									219	159	288
Equity in net income (losses) of investees, net									959	(35)	(141)
Other income (expense), net									773	(133)	133
Nonoperating income (Expense), Total									(570)	(2,514)	(1,876)
Income (loss) before income taxes									11,609	8,207	6,104
Income tax (expense) benefit									(3,744)	(3,050)	(2,436)
Net income (loss)									7,865	5,157	3,668
Net (income) loss attributable to noncontrolling interests									(1,662)	(997)	(33)
Net income (loss) attributable to Comcast Corporation	1,518	2,113	1,348	1,224	1,287	908	1,022	943	6,203	4,160	3,635
Comprehensive income attributable to Comcast Corporation									6,370	4,107	3,582
Comcast [Member]
Service revenue									0	0	0
Management fee revenue									848	800	808
Revenue									848	800	808
Other operating and administrative									401	420	444
Depreciation									30	29	29
Amortization									4	3	3
Costs and expenses, total									435	452	476
Operating income (loss)									413	348	332
Interest expense									(1,430)	(1,439)	(1,402)
Investment income (loss), net									8	3	8
Equity in net income (losses) of investees, net									6,858	4,879	4,329
Other income (expense), net									2	(19)	(5)
Nonoperating income (Expense), Total									5,438	3,424	2,930
Income (loss) before income taxes									5,851	3,772	3,262
Income tax (expense) benefit									352	388	373
Net income (loss)									6,203	4,160	3,635
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									6,203	4,160	3,635
Comprehensive income attributable to Comcast Corporation									6,370	4,107	3,582
Comcast Holdings [Member]
Service revenue									0	0	0
Management fee revenue									0	0	0
Revenue									0	0	0
Other operating and administrative										5	59
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									0	5	59
Operating income (loss)									0	(5)	(59)
Interest expense									(23)	(32)	(33)
Investment income (loss), net									3	2	7
Equity in net income (losses) of investees, net									6,536	5,734	4,675
Other income (expense), net									0	1	0
Nonoperating income (Expense), Total									6,516	5,705	4,649
Income (loss) before income taxes									6,516	5,700	4,590
Income tax (expense) benefit									7	12	30
Net income (loss)									6,523	5,712	4,620
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									6,523	5,712	4,620
Comprehensive income attributable to Comcast Corporation									6,523	5,712	4,620
CCCL Parent [Member]
Service revenue									0	0	0
Management fee revenue									827	784	726
Revenue									827	784	726
Other operating and administrative									827	784	726
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									827	784	726
Operating income (loss)									0	0	0
Interest expense									(329)	(338)	(402)
Investment income (loss), net									0	0	0
Equity in net income (losses) of investees, net									6,665	5,598	4,741
Other income (expense), net									0	0	0
Nonoperating income (Expense), Total									6,336	5,260	4,339
Income (loss) before income taxes									6,336	5,260	4,339
Income tax (expense) benefit									115	118	141
Net income (loss)									6,451	5,378	4,480
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									6,451	5,378	4,480
Comprehensive income attributable to Comcast Corporation									6,460	5,387	4,489
Combined CCHMO Parents [Member]
Service revenue									0	0	0
Management fee revenue									516	488	452
Revenue									516	488	452
Other operating and administrative									516	488	452
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									516	488	452
Operating income (loss)									0	0	0
Interest expense									(135)	(172)	(173)
Investment income (loss), net									0	0	0
Equity in net income (losses) of investees, net									4,909	3,361	3,015
Other income (expense), net									0	0	0
Nonoperating income (Expense), Total									4,774	3,189	2,842
Income (loss) before income taxes									4,774	3,189	2,842
Income tax (expense) benefit									47	60	61
Net income (loss)									4,821	3,249	2,903
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									4,821	3,249	2,903
Comprehensive income attributable to Comcast Corporation									4,821	3,249	2,903
Nbcuniversal Media Parent [Member]
Service revenue									0	0	0
Management fee revenue									0	0
Revenue									0	0	0
Other operating and administrative									899	678	0
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									899	678	0
Operating income (loss)									(899)	(678)	0
Interest expense									(425)	(370)	0
Investment income (loss), net									0	0	0
Equity in net income (losses) of investees, net									4,402	2,793	0
Other income (expense), net									(14)	(59)	0
Nonoperating income (Expense), Total									3,963	2,364	0
Income (loss) before income taxes									3,064	1,686	0
Income tax (expense) benefit									(9)	(3)	0
Net income (loss)									3,055	1,683	0
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									3,055	1,683	0
Comprehensive income attributable to Comcast Corporation									3,068	1,605	0
Comcast Non-Guarantor Subsidiaries [Member]
Service revenue									62,570	55,842	37,937
Management fee revenue									0	0
Revenue									62,570	55,842	37,937
Programming and production									19,929	16,598	8,537
Other operating and administrative									17,405	16,353	12,700
Advertising, marketing and promotion									4,807	4,231	2,409
Depreciation									6,120	6,011	5,510
Amortization									1,644	1,593	1,074
Costs and expenses, total									49,905	44,786	30,230
Operating income (loss)									12,665	11,056	7,707
Interest expense									(179)	(154)	(146)
Investment income (loss), net									208	154	273
Equity in net income (losses) of investees, net									4,014	1,648	(141)
Other income (expense), net									785	(56)	138
Nonoperating income (Expense), Total									4,828	1,592	124
Income (loss) before income taxes									17,493	12,648	7,831
Income tax (expense) benefit									(4,256)	(3,625)	(3,041)
Net income (loss)									13,237	9,023	4,790
Net (income) loss attributable to noncontrolling interests									(1,662)	(997)	(33)
Net income (loss) attributable to Comcast Corporation									11,575	8,026	4,757
Comprehensive income attributable to Comcast Corporation									11,703	8,064	4,761
Elimination and Consolidation Adjustments [Member]
Service revenue									0	0	0
Management fee revenue									(2,191)	(2,072)	(1,986)
Revenue									(2,191)	(2,072)	(1,986)
Other operating and administrative									(2,191)	(2,072)	(1,986)
Depreciation									0	0	0
Amortization									0	0	0
Costs and expenses, total									(2,191)	(2,072)	(1,986)
Operating income (loss)									0	0	0
Interest expense									0	0	0
Investment income (loss), net									0	0	0
Equity in net income (losses) of investees, net									(32,425)	(24,048)	(16,760)
Other income (expense), net									0	0	0
Nonoperating income (Expense), Total									(32,425)	(24,048)	(16,760)
Income (loss) before income taxes									(32,425)	(24,048)	(16,760)
Income tax (expense) benefit									0	0	0
Net income (loss)									(32,425)	(24,048)	(16,760)
Net (income) loss attributable to noncontrolling interests									0	0	0
Net income (loss) attributable to Comcast Corporation									(32,425)	(24,048)	(16,760)
Comprehensive income attributable to Comcast Corporation									$ (32,575)	$ (24,017)	$ (16,773)